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   EATON VANCE(R)
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MANAGED INVESTMENTS

[graphic omitted]

SEMIANNUAL REPORT DECEMBER 31, 2001

[graphic omitted]                  EATON VANCE
                                     SENIOR
                                     INCOME
                                     TRUST

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Eaton Vance Senior Income Trust as of December 31, 2001

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

Investment Environment
--------------------------------------------------------------------------------

  The Loan Market
o In the six months ended December 31, 2001, the weak economy produced deteriorating credit conditions, with default rates rising to their highest level since 1991. The impact was especially severe within the telecom and technology sectors, which suffered from lower spending on computers and network-related equipment.
o The Federal Reserve reduced its Federal Funds rate - a key short-term interest rate barometer - 11 times during the year for a total of 475 basis points (4.75%). Those rate reductions were followed by similar cuts in LIBOR, which is used to determine interest rates on floating-rate loans. As a result, returns on floating-rate loans declined significantly.
o In response to credit conditions, lending practices have tightened in recent months, with lenders demanding stricter covenants and better capital structures. That trend represents a potential benefit to investors in the loan market, as prices and terms on new loans should improve. In addition, credit quality is likely to improve as the economy recovers. And finally, with interest rates at or near their historical lows, floating-rate loans are poised to benefit if there is an uptick in rates.


The Trust
-------------------------------------------------------------------------------

  PERFORMANCE
o Based on the Trust's December 2001 monthly dividend of $0.05 and a closing share price of $7.86, the Trust had a market yield of 7.63%.1 The Trust's market yield represented a yield advantage over many other income-producing vehicles.

  THE TRUST'S INVESTMENTS
o The Trust`s broad diversification - including many companies with defensive characteristics - was helpful in the slow economy. At December 31, 2001 the number of borrowers in the Trust was 225, encompassing 50 industries. Meanwhile, the average loan as a percentage of the Trust's total net assets was just 0.68%. At December 31, 2001, 8.0% of the Trust's total investments were invested in high-yield corporate bonds. The Trust had leverage (borrowing and auction preferred shares) of $205 million at December 31, 2001. That represented 40.1% of the Trust's total assets.

o Cable television was the Trust's largest sector weighting. Insight Midwest Holdings is among the nation's most technologically-advanced cable providers. The company, 50%-owned by AT&T Broadband, provides cable service primarily in Kentucky, Indiana and Illinois. In addition to its high quality digital television services, Insight offers a range of telephony-related services, including data services and video-on-demand.

o In another defensive sector, Rite-Aid Corp. is the second largest retail drugstore chain in the U.S., with nearly 3,700 stores in 30 states. In addition to prescription drugs, the company has expanded its "front-end" offerings, such as seasonal merchandise and photo processing. We are comfortable with this loan in a weak economy because it is well-secured with a borrowing base of the company's very high quality inventory.

o In a cyclical area, Jefferson Smurfit is one of the nation's largest producers of paperboard and packaging products. While the paper industry is highly cyclical, Smurfit has benefited in the weak economy by its size and vertical integration and, most importantly, by its ability to impose discipline by reducing capacity. This move gave Smurfit a distinct edge in its commodity markets, allowing the company to remain a price leader and gain market share in a slow economy.

o We are pleased to announce that, effective November 29, 2001, John P. Redding assumed responsibilities as co-portfolio manager of Eaton Vance Senior Income Trust. Mr. Redding is a Vice President of Eaton Vance Management, where he has worked as a senior credit analyst since 1998.

-------------------------------------------------------------------------------
Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will change.
-------------------------------------------------------------------------------

FUND  INFORMATION
AS OF DECEMBER 31, 2001

Performance(2)
-------------------------------------------------------------------------------
Average Annual Total Return (by share price, NYSE)

One Year                              2.32%
Life of Fund (10/30/98)               1.35

Average Annual Total Return (at net asset value)
-------------------------------------------------------------------------------
One Year                              1.26%
Life of Fund (10/30/98)               3.83


Five Largest Sector Weightings(3)
-------------------------------------------------------------------------------
CABLE TELEVISION                       9.8%
MANUFACTURING                          7.7%
CHEMICALS                              7.5%
BROADCAST MEDIA                        5.5%
REAL ESTATE                            5.3%

(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share market price at the end of the period and annualizing the result. (2) Returns are historical and are calculated by determining the percentage change in market value or net asset value with all distributions reinvested. (3) Five largest sector weightings account for 35.8% of the Trust's total investments, determined by dividing the total market value of the holdings by the total investments of the Trust. Five Largest Sector Weightings refer only to senior, secured floating-rate loan portion of the Trust and are subject to change

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Eaton Vance Senior Income Trust as of December 31, 2001

PORTFOLIO OF INVESTMENTS

Senior, Floating Rate Loan
Interests -- 107.8%(2)

Principal
Amount         Borrower/Tranche Description                            Value
-------------------------------------------------------------------------------

Advertising -- 0.6%
-------------------------------------------------------------------------------

               Lamar Media Corp.
$  1,986,241   Term loan, maturing March 1, 2006                   $  1,987,069

               Trader.com
     278,596   Term loan, maturing December 31, 2006                    268,845
     201,315   Term loan, maturing December 31, 2007                    194,269
-------------------------------------------------------------------------------
                                                                    $ 2,450,183
-------------------------------------------------------------------------------

Aerospace & Defense -- 2.8%
-------------------------------------------------------------------------------
               Aircraft Braking Systems Corp.
$    588,449   Term loan, maturing September 30, 2005              $    578,886

               Alliant Techsystems, Inc.
   2,987,475   Term loan, maturing April 20, 2009                     3,016,418

               Dyncorp
     769,000   Term loan, maturing December 9, 2006                     771,884

               EG&G Technical Services, Inc.
     882,682   Term loan, maturing August 20, 2007                      865,029

               Fairchild Holdings Corporation
   2,137,694   Term loan, maturing April 30, 2006                     1,973,592

               Hexcel Corporation
   2,108,335   Term loan, maturing August 25, 2005                    1,876,419

               Transdigm Holding Company
     279,844   Term loan, maturing May 15, 2006                         273,314
     715,156   Term loan, maturing May 15, 2007                         698,470

               United Defense Industries, Inc.
   1,442,859   Term loan, maturing June 30, 2009                      1,446,691
-------------------------------------------------------------------------------
                                                                   $ 11,500,703
-------------------------------------------------------------------------------

Air Freight & Couriers -- 0.3%
-------------------------------------------------------------------------------
               Evergreen International Aviation, Inc.
$    104,218   Term loan, maturing April 30, 2002                  $     93,275
   1,191,822   Term loan, maturing April 30, 2003                     1,066,681
     183,637   Term loan, maturing May 31, 2003                         157,928
-------------------------------------------------------------------------------
                                                                    $ 1,317,884
-------------------------------------------------------------------------------

Auto Components -- 1.9%
-------------------------------------------------------------------------------
               Accuride Corporation
$  1,940,000   Term loan, maturing January 21, 2007                $  1,653,850

               Exide Corporation
   1,670,738   Term loan, maturing March 18, 2005                     1,227,993

               Federal Mogul Corp DIP (First Lien)
   2,500,000   Term loan, maturing November 30, 2003                  2,509,375

               Federal-Mogul Corporation
     763,183   Term loan, maturing February 24, 2004                    721,208

               Metaldyne, Inc.
     955,800   Term loan, maturing May 31, 2007                         879,336

               Stanadyne Automotive Corporation
   1,120,072   Term loan, maturing December 10, 2004                  1,054,026
-------------------------------------------------------------------------------
                                                                    $ 8,045,788
-------------------------------------------------------------------------------

Broadcast Media -- 5.5%
-------------------------------------------------------------------------------
               CanWest Media, Inc.
$  2,137,225   Term loan, maturing May 15, 2008                    $  2,138,828
   1,335,237   Term loan, maturing May 15, 2009                       1,336,239

               Citadel Communications Corp.
   1,000,000   Term loan, maturing December 31, 2008                    995,938

               Corus Entertainment
     980,000   Term loan, maturing August 31, 2007                      982,450

               Lin Television Corp.
   1,018,935   Term loan, maturing March 31, 2007                     1,016,388
   1,684,805   Term loan, maturing September 30, 2007                 1,684,805

               Mediacom Broadband, LLC
   2,000,000   Term loan, maturing September 30, 2010                 2,001,458

               Nexstar Finance, LLC
     866,071   Term loan, maturing July 12, 2007                        853,351

               Paxson Communications Corporation
   2,985,000   Term loan, maturing June 30, 2006                      2,977,538

                     Sinclair Broadcast Group, Inc.
   3,000,000   Term loan, maturing September 15, 2005                 3,008,907

                     Susquehanna Media Co.
   2,000,000   Term loan, maturing June 30, 2007                      1,930,000

                     Telemundo
   4,000,000   Term loan, maturing May 15, 2008                       4,003,500
-------------------------------------------------------------------------------
                                                                   $ 22,929,402
-------------------------------------------------------------------------------
Cable Television -- 9.8%
-------------------------------------------------------------------------------
               Century Cable Holdings, LLC
$  8,500,000   Term loan, maturing December 31, 2009               $  8,384,715

               Charter Communications Operating, LLC.
   9,000,000   Term loan, maturing March 18, 2008                     8,857,764

               Charter Communications VIII
   5,000,000   Term loan, maturing February 2, 2008                   4,926,875

               Classic Cable, Inc.
     865,616   Term loan, maturing October 31, 2007                     775,268

               Hilton Head Communications
   2,500,000   Term loan, maturing May 15, 2007                       2,503,125

               Insight Midwest Holdings, LLC
   9,000,000   Term loan, maturing December 31, 2009                  8,997,750

               Mediacom Southeast
   1,000,000   Revolving loan, maturing September 30, 2008              999,063

               RCN Corporation
   2,500,000   Term loan, maturing June 30, 2007                      1,950,000

               Videotron LTEE
   3,000,000   Term loan, maturing December 1, 2009                   2,991,564
-------------------------------------------------------------------------------
                                                                   $ 40,386,123
-------------------------------------------------------------------------------

Casinos & Gaming -- 3.7%
-------------------------------------------------------------------------------
               Alliance Gaming Corporation
$  3,000,000   Term loan, maturing November 30, 2006               $  3,001,875

               Argosy Gaming Company
     995,000   Term loan, maturing June 30, 2008                      1,003,396

               Aztar Corporation
   2,474,619   Term loan, maturing June 30, 2005                      2,468,433

               Boyd Gaming Corporation
   1,265,584   Term loan, maturing June 15, 2003                      1,264,002

               Isle of Capri Casinos
   1,421,899   Term loan, maturing March 2, 2006                      1,417,329

   1,244,161   Term loan, maturing March 2, 2007                      1,240,163

               Penn National Gaming, Inc.
   4,954,736   Term loan, maturing July 31, 2006                      4,946,684
-------------------------------------------------------------------------------
                                                                   $ 15,341,882
-------------------------------------------------------------------------------

Chemicals -- 7.5%
-------------------------------------------------------------------------------
               Arteva B.V. (Kosa)
$  2,825,014   Term loan, maturing December 31, 2006               $  2,759,685

               Avecia Investments Limited
     498,736   Term loan, maturing June 30, 2007                        493,749
     451,238   Term loan, maturing June 30, 2008                        446,725

               CP Kelco U.S., Inc.
   1,665,704   Term loan, maturing March 31, 2008                     1,565,761
     556,630   Term loan, maturing March 31, 2009                       523,232

               Equistar Chemicals, L.P.
   1,496,250   Term loan, maturing August 31, 2007                    1,501,113

               GEO Specialty Chemicals, Inc.
   2,000,000   Term loan, maturing December 31, 2007                  1,925,000

               Georgia Gulf Corporation
     964,266   Term loan, maturing December 31, 2006                    960,409

               Huntsman Corporation
   1,000,000   Term loan, maturing December 31, 2002                    990,108
   3,407,665   Term loan, maturing September 30, 2003                 2,427,961

               Huntsman Int'l
   2,057,370   Term loan, maturing June 3, 2006                       1,973,361
     975,000   Term loan, maturing June 30, 2007                        953,605
     975,000   Term loan, maturing June 30, 2008                        953,605

               IMC Global, Inc
   2,984,645   Term loan, maturing November 17, 2006                  2,985,889

               Lyondell Petrochemical Company
   3,893,036   Term loan, maturing June 30, 2007                      3,912,723

               Messer Griesham GmbH
   1,867,095   Term loan, maturing April 30, 2009                     1,877,986
   1,110,600   Term loan, maturing April 30, 2010                     1,117,078

               Millenium Chemicals inc.
   1,000,000   Term loan, maturing June 30, 2006                        996,667

               NOVEON
   1,492,500   Term loan, maturing September 30, 2008                 1,485,038

               Polymer Group, Inc.
   1,410,325   Term loan, maturing December 20, 2005                  1,201,597
-------------------------------------------------------------------------------
                                                                   $ 31,051,292
-------------------------------------------------------------------------------

Coal -- 0.4%
-------------------------------------------------------------------------------
               Arch Western Resources, LLC.
$  1,500,000   Term loan, maturing May 31, 2003                    $  1,485,000
-------------------------------------------------------------------------------
                                                                   $  1,485,000
-------------------------------------------------------------------------------

Commercial Services -- 3.6%
-------------------------------------------------------------------------------
               Advanstar Communications Inc.
$  1,782,857   Term loan, maturing November 17, 2007               $  1,571,886

               American Marketing Industries, Inc.
   1,329,600   Term loan, maturing November 30, 2002*                   664,800
     614,066   Term loan, maturing November 30, 2004*                   307,033

               Anthony Crane Rental, L.P.
     994,898   Term loan, maturing July 20, 2006                        736,224

               Brickman Holdings Corp
     990,991   Term loan, maturing January 14, 2006                     986,036

               Coinmach Laundry Corporation
   2,884,049   Term loan, maturing June 30, 2005                      2,875,939

               Corrections Corporation of America
   1,300,958   Term loan, maturing December 31, 2002                  1,291,200
     436,055   Term loan, maturing January 1, 2003                      432,058
     961,236   Term loan, maturing January 1, 2004                      952,424

               Environmental Systems Products Hldgs, Inc.
   1,195,147   Term loan, maturing December 31, 2004                  1,006,911
     532,072   Term loan, maturing December 31, 2004                    324,564

               Metokote Corporation
     980,000   Term loan, maturing November 2, 2005                     938,840

               MSX International, Inc.
     980,000   Term loan, maturing December 31, 2006                    950,047

               Volume Services, Inc.
   1,925,870   Term loan, maturing December 31, 2002                  1,909,019
-------------------------------------------------------------------------------
                                                                   $ 14,946,981
-------------------------------------------------------------------------------

Communications Equipment -- 1.5%
-------------------------------------------------------------------------------
               Amphenol Corporation
$    667,506   Term loan, maturing May 19, 2004                    $    655,157
   3,879,137   Term loan, maturing May 19, 2005                       3,857,014

               CII Technologies
     959,720   Term loan, maturing March 15, 2004                       959,121

               Superior Telecom, Inc.
   1,331,451   Term loan, maturing November 27, 2005                    899,205
-------------------------------------------------------------------------------
                                                                   $  6,370,497
-------------------------------------------------------------------------------

Computer Software & Services -- 0.7%
-------------------------------------------------------------------------------
               Titan Corporation
$  1,769,009   Term loan, maturing March 31, 2006                  $  1,762,375
   1,189,659   Term loan, maturing March 31, 2007                     1,185,198
-------------------------------------------------------------------------------
                                                                   $  2,947,573
-------------------------------------------------------------------------------

Construction & Engineering -- 0.2%
-------------------------------------------------------------------------------
               URS Corporation
$    466,490   Term loan, maturing June 9, 2006                    $    458,909
     466,490   Term loan, maturing June 9, 2007                         458,909
-------------------------------------------------------------------------------
                                                                   $    917,818
-------------------------------------------------------------------------------

Construction Materials -- 0.6%
-------------------------------------------------------------------------------
                     Formica Corporation
$    788,379   Term loan, maturing April 30, 2006                  $    632,674

               Tapco International Corporation
       1,555   Term loan, maturing June 23, 2007                          1,492
         933   Term loan, maturing June 23, 2008                            895

               Trussway Industries, Inc.
     881,477   Term loan, maturing December 31, 2006                    691,960

               U.S. Aggregates, Inc.
      97,488   Term loan, maturing January 31, 2002*                     94,563
   1,654,218   Term loan, maturing March 31, 2006*                    1,157,952
                                                                   ------------
                                                                   $  2,579,536
-------------------------------------------------------------------------------

Containers & Packaging - Metal & Glass -- 1.6%
-------------------------------------------------------------------------------
               Ball Corporation
$  3,433,121   Term loan, maturing March 10, 2006                  $  3,426,148

               Impress Metal Packaging Holdings B.V.
     841,500   Term loan, maturing December 31, 2006                    807,840

               Silgan Holdings Inc.
     127,093   Term loan, maturing December 31, 2003                    124,233
     280,892   Revolving loan, maturing December 31, 2003               273,256
   1,958,974   Term loan, maturing June 30, 2005                      1,929,590
-------------------------------------------------------------------------------
                                                                   $  6,561,067
-------------------------------------------------------------------------------

Containers & Packaging - Paper -- 3.8%
-------------------------------------------------------------------------------
               Blue Ridge Paper Products, Inc.
$    881,610   Term loan, maturing March 31, 2006                  $    881,610

               Gaylord Container Corporation
   1,689,899   Term loan, maturing June 19, 2004                      1,666,663

               Greif Bros. Corporation
     918,598   Term loan, maturing February 28, 2008                    918,827

               Impaxx, Inc.
     960,000   Term loan, maturing December 31, 2005                    835,200
               Jefferson Smurfit Corporation
   5,000,000   Term loan, maturing March 31, 2007                     4,986,110

               Port Townsend Paper Corporation
     988,701   Term loan, maturing March 16, 2007                       966,456

               Riverwood International Corporation
   3,000,000   Term loan, maturing December 31, 2006                  3,010,314

               Stone Container Corporation
   1,592,752   Term loan, maturing October 1, 2003                    1,591,575
     491,692   Term loan, maturing October 1, 2004                      490,975
     499,552   Term loan, maturing December 31, 2006                    497,241
-------------------------------------------------------------------------------
                                                                   $ 15,844,971
-------------------------------------------------------------------------------

Containers & Packaging - Plastics -- 1.8%
-------------------------------------------------------------------------------
               Crown Cork & Seal Company, Inc.
$  3,000,000   Term loan, maturing February 4, 2002                $  2,971,875

               IPC aka Ivex Packaging Corp, Inc.
   1,288,196   Revolving loan, maturing September 30, 2003            1,217,345
     366,425   Term loan, maturing September 30, 2003                   346,272

               IPC, Inc.
   2,000,000   Term loan, maturing September 30, 2004                 1,955,000

               Tekni-Plex, Inc.
     982,531   Term loan, maturing March 31, 2006                       951,418
-------------------------------------------------------------------------------
                                                                   $  7,441,910
-------------------------------------------------------------------------------

Educational Services -- 0.9%
-------------------------------------------------------------------------------
               Kindercare Learning Centers, Inc
$  3,064,618   Term loan, maturing February 13, 2006               $  2,984,172

               Weekly Reader Corporation
     977,500   Term loan, maturing September 30, 2007                   940,844
-------------------------------------------------------------------------------
                                                                   $  3,925,016
-------------------------------------------------------------------------------

Electronic Equipment & Instruments -- 0.2%
-------------------------------------------------------------------------------
               Knowles Electronics, Inc.
$    985,000   Term loan, maturing June 29, 2007                   $    913,588
-------------------------------------------------------------------------------
                                                                   $    913,588
-------------------------------------------------------------------------------

Entertainment -- 3.1%
-------------------------------------------------------------------------------
               Blockbuster Entertainment Corp.
$    500,000   Term loan, maturing July 1, 2006                    $    487,032

               Dreamworks Film Trust
   2,000,000   Term loan, maturing December 31, 2006                  2,012,500

               Interval
     605,779   Term loan, maturing December 16, 2005                    597,449
     943,915   Term loan, maturing December 15, 2006                    930,936

               KSL Recreation Group, Inc.
     480,000   Term loan, maturing April 30, 2005                       469,600
     480,000   Term loan, maturing April 30, 2006                       470,800
     990,000   Term loan, maturing April 30, 2007                       970,200

               Metro-Goldwyn-Mayer Studios Inc.
   4,980,000   Term loan, maturing March 31, 2004                     4,937,670

               Six Flags Theme Parks Inc.
   1,995,000   Term loan, maturing September 30, 2005                 2,002,232
-------------------------------------------------------------------------------
                                                                   $ 12,878,419
-------------------------------------------------------------------------------

Environmental Services -- 1.0%
-------------------------------------------------------------------------------
               Allied Waste Industries, Inc.
$    518,411   Term loan, maturing July 30, 2005                   $    506,284
   1,021,113   Term loan, maturing July 30, 2006                      1,013,079
   1,225,335   Term loan, maturing July 30, 2007                      1,215,694

               International Technology Corporation
     970,000   Term loan, maturing June 11, 2004*                       412,250

               Stericycle, Inc.
   1,000,000   Term loan, maturing November 10, 2006                  1,005,625
-------------------------------------------------------------------------------
                                                                   $  4,152,931
-------------------------------------------------------------------------------

Food Services -- 0.5%
-------------------------------------------------------------------------------
               Buffets, Inc
$  1,975,000   Term loan, maturing March 31, 2007                  $  1,979,114
-------------------------------------------------------------------------------
                                                                   $  1,979,114
-------------------------------------------------------------------------------

Food, Beverages & Tobacco -- 3.3%
-------------------------------------------------------------------------------
               Cott Corporation
$    965,000   Term loan, maturing December 31, 2006               $    969,825

               Del Monte Corporation
   3,970,000   Term loan, maturing March 31, 2008                     4,008,461

               Eagle Family Foods, Inc
     311,953   Term loan, maturing December 31, 2005                    295,984

               Flowers Foods, Inc.
   1,492,500   Term loan, maturing June 30, 2006                      1,499,030

               Interstate Brands Corporations
   2,987,494   Term loan, maturing July 19, 2007                      3,002,431

               Michael Foods, Inc.
   1,966,877   Term loan, maturing March 30, 2008                     1,979,990

               Nutra Sweet
   1,500,000   Term loan, maturing June 30, 2008                      1,492,970

               Pabst Brewing Company
     393,482   Term loan, maturing April 30, 2004                       354,134
-------------------------------------------------------------------------------
                                                                   $ 13,602,825
-------------------------------------------------------------------------------

Health Care - Equipment & Supplies -- 2.0%
-------------------------------------------------------------------------------
               Charles River Laboratories, Inc.
$  1,342,500   Term loan, maturing October 13, 2007                $  1,352,569

               Conmed Corporation
   1,965,707   Term loan, maturing December 31, 2005                  1,941,135

               Fisher Scientific International Inc
   1,697,227   Term loan, maturing January 21, 2007                   1,699,349
   1,240,178   Term loan, maturing January 21, 2008                   1,241,728

               Sybron Dental Management
     932,991   Term loan, maturing November 28, 2007                    935,323
     933,333   Term loan, maturing November 28, 2007                    935,667
-------------------------------------------------------------------------------
                                                                   $  8,105,771
-------------------------------------------------------------------------------

Health Care - Providers & Services -- 3.9%
-------------------------------------------------------------------------------
               Alliance Imaging, Inc.
$    542,910   Term loan, maturing December 18, 2004               $    545,116
     524,254   Term loan, maturing December 18, 2005                    526,384

               Amerisource Bergen Corporation
   3,000,000   Term loan, maturing March 31, 2005                     2,970,000

               Community Health Systems, Inc.
   2,353,280   Term loan, maturing December 31, 2005                  2,366,333

               Concentra Managed Care, Inc.
   1,786,789   Term loan, maturing December 31, 2005                  1,785,672
     893,395   Term loan, maturing December 31, 2006                    892,836

               DaVita, Inc.
     791,985   Term loan, maturing March 31, 2006                       797,005

               FHC Health Systems, Inc.
     934,100   Term loan, maturing April 30, 2005                       922,424
     934,100   Term loan, maturing April 30, 2006                       922,424

               Magellan Health Services, Inc.
      38,400   Term loan, maturing February 12, 2005                     38,391
      38,400   Term loan, maturing February 12, 2006                     38,391

               Team Health
   1,430,077   Term loan, maturing March 12, 2006                     1,422,926

               Triad Hospitals Holdings, Inc.
   2,991,818   Term loan, maturing March 31, 2008                     3,022,110
-------------------------------------------------------------------------------
                                                                   $ 16,250,012
-------------------------------------------------------------------------------

Hotels -- 1.7%
-------------------------------------------------------------------------------
               Extended Stay America
$  2,500,000   Term loan, maturing December 31, 2007               $  2,492,500

               Mandalay Resort Group
   1,000,000   Term loan, maturing August 18, 2006                      995,000
               Starwood Hotels & Resorts
   1,325,000   Term loan, maturing February 23, 2003                  1,327,981

               Wyndham International, Inc.
   2,477,116   Term loan, maturing June 30, 2006                      2,149,783
-------------------------------------------------------------------------------
                                                                   $  6,965,264
-------------------------------------------------------------------------------

Household Furnish & Appliances -- 0.9%
-------------------------------------------------------------------------------
               Sealy Mattress Company
$    358,332   Term loan, maturing December 15, 2004               $    357,474
     258,208   Term loan, maturing December 15, 2005                    257,589
     330,004   Term loan, maturing December 15, 2006                    329,213

               Simmons Company
     678,279   Term loan, maturing October 30, 2005                     678,449
   1,206,745   Term loan, maturing October 30, 2006                   1,208,253

               Sleepmaster, LLC
   1,155,051   Term loan, maturing December 31, 2006                    981,793
-------------------------------------------------------------------------------
                                                                   $  3,812,771
-------------------------------------------------------------------------------

Household Products -- 2.4%
-------------------------------------------------------------------------------

               Church & Dwight Co. Inc.
$  2,500,000   Term loan, maturing September 30, 2007              $  2,518,360

               Samsonite Corporation
   1,959,391   Term loan, maturing June 24, 2006                      1,856,523

               The Imperial Decor Home Group, Inc.
     250,119   Medium Term note, maturing April 4, 2006                 175,084

               The Scotts Company
   3,490,864   Term loan, maturing December 31, 2007                  3,505,411

               Werner Holding Co.
   1,925,085   Term loan, maturing November 30, 2004                  1,909,685
-------------------------------------------------------------------------------
                                                                   $  9,965,062
-------------------------------------------------------------------------------

Insurance -- 0.6%
-------------------------------------------------------------------------------
               Willis Corroon Corporation
$    930,000   Term loan, maturing February 19, 2007               $    921,088
     944,381   Term loan, maturing February 19, 2008                    936,118
     568,660   Term loan, maturing August 19, 2008                      564,158
-------------------------------------------------------------------------------
                                                                   $  2,421,364
-------------------------------------------------------------------------------

Leisure -- 0.1%
-------------------------------------------------------------------------------
     Blount International Inc.
$    219,872   Term loan, maturing July 31, 2006                   $    213,275
-------------------------------------------------------------------------------
                                                                   $    213,275
-------------------------------------------------------------------------------

Leisure Equipment & Products -- 0.2%
-------------------------------------------------------------------------------
               Bell Sports, Inc.
$    954,936   Term loan, maturing March 30, 2007                  $    830,794
-------------------------------------------------------------------------------
                                                                   $    830,794
-------------------------------------------------------------------------------

Machinery -- 1.2%
-------------------------------------------------------------------------------
               Flowserve Corporation
$  2,466,740   Term loan, maturing June 30, 2008                   $  2,475,477

               The Manitowoc Company
   2,487,381   Term loan, maturing June 30, 2007                      2,504,170
-------------------------------------------------------------------------------
                                                                   $  4,979,647
-------------------------------------------------------------------------------

Manufacturing -- 7.7%
-------------------------------------------------------------------------------
               Advanced Glassfiber Yarns LLC
$  1,524,149   Term loan, maturing September 30, 2005              $  1,440,321

               Citation Corporation
     955,230   Term loan, maturing December 1, 2007                     917,530

               Dayton Superior Corporation
   1,625,000   Term loan, maturing September 29, 2005                 1,616,875

               Dresser, Inc.
   3,482,500   Term loan, maturing March 31, 2007                     3,504,266

               Gentek, Inc.
     975,000   Term loan, maturing April 30, 2007                       799,500
   2,962,500   Term loan, maturing April 30, 2008                     2,429,250

               Joy Global, Inc.
   3,000,000   Term loan, maturing April 30, 2005                     3,000,000

               Mueller Group, Inc.
     988,750   Term loan, maturing August 17, 2006                      972,271
     988,750   Term loan, maturing August 17, 2007                      972,271

               Oshkosh Truck Corporation
   1,492,500   Term loan, maturing January 31, 2007                   1,501,518

               Panavision International, L.P.
   4,696,081   Term loan, maturing March 31, 2005                     3,858,615

               Panolam Industries, Inc.
     864,175   Term loan, maturing December 31, 2006                    795,041

               Polypore Incorporated
   1,691,633   Term loan, maturing December 31, 2006                  1,699,034

               SPX Corporation
   3,954,911   Term loan, maturing December 31, 2006                  3,940,697

               Synthetic Industries, Inc.
     495,318   Term loan, maturing December 30, 2007                    391,301

               Tokheim Corporation
   1,425,980   Term loan, maturing December 5, 2005                   1,283,382
     739,586   Term loan, maturing December 5, 2005                     684,117
   1,951,043   Term loan (PIK), maturing December 5, 2005*                    0
     461,292   Revolving loan, maturing December 5, 2005                461,292

               UCAR Finance, Inc.
   1,595,463   Term loan, maturing December 31, 2007                  1,544,939
-------------------------------------------------------------------------------
                                                                   $ 31,812,220
-------------------------------------------------------------------------------

Metals & Mining -- 1.6%
-------------------------------------------------------------------------------
               Compass Minerals Group, Inc
$  3,000,000   Term loan, maturing November 28, 2009               $  3,040,314

               Handy & Harman
     923,964   Term loan, maturing July 30, 2006                        916,168

               Neenah Foundry Company
   1,813,782   Term loan, maturing September 30, 2005                 1,723,093

               Stillwater Mining Company
     992,500   Term loan, maturing June 30, 2007                        972,650
-------------------------------------------------------------------------------
                                                                   $  6,652,225
-------------------------------------------------------------------------------

Miscellaneous -- 0.9%
-------------------------------------------------------------------------------
               AMSCAN Holdings, Inc.
$    994,819   Term loan, maturing December 31, 2004               $    917,720

               Sotheby's Holdings, Inc.
   3,000,000   Term loan, maturing August 11, 2002                    2,932,500
-------------------------------------------------------------------------------
                                                                   $  3,850,220
-------------------------------------------------------------------------------

Office Equipment & Supplies -- 0.8%
-------------------------------------------------------------------------------
               Buhrmann, Inc.
$  1,245,921   Term loan, maturing December 31, 2007               $  1,196,863

               Iron Mountain, Inc.
   1,987,500   Term loan, maturing February 28, 2006                  2,003,338
-------------------------------------------------------------------------------
                                                                   $  3,200,201
-------------------------------------------------------------------------------

Oil & Gas -- 1.3%
-------------------------------------------------------------------------------
               Tesoro Petroleum Corp
$  3,000,000   Term loan, maturing December 31, 2007               $  3,005,250

               The Premcor Refining Group, Inc.
   2,500,000   Term loan, maturing August 23, 2003                    2,490,625
-------------------------------------------------------------------------------
                                                                   $  5,495,875
-------------------------------------------------------------------------------

Paper & Forest Products -- 1.2%
-------------------------------------------------------------------------------
               Bear Island Paper Company, LLC
$  1,233,457   Term loan, maturing December 31, 2005               $  1,214,955

               Norske Skog Canada LTD
   2,738,744   Term loan, maturing August 10, 2007                    2,755,861

               Potlatch Corporation
     995,000   Term loan, maturing June 29, 2005                        998,316
-------------------------------------------------------------------------------
                                                                   $  4,969,132
-------------------------------------------------------------------------------

Personal Products -- 1.7%
-------------------------------------------------------------------------------
               Mary Kay Cosmetics, Inc.
$  1,500,000   Term loan, maturing December 6, 2002                $  1,490,625

               Playtex Products, Inc.
   3,958,000   Term loan, maturing May 31, 2009                       3,987,068

               Revlon Consumer Products Corporation
   1,500,000   Term loan, maturing May 30, 2005                       1,464,375
-------------------------------------------------------------------------------
                                                                   $  6,942,068
-------------------------------------------------------------------------------

Pharmaceuticals & Biotechnology -- 0.1%
-------------------------------------------------------------------------------
               Advance Paradigm, Inc.
$    566,877   Term loan, maturing September 30, 2007              $    568,294
-------------------------------------------------------------------------------
                                                                   $    568,294
-------------------------------------------------------------------------------

Publishing & Printing -- 3.6%
-------------------------------------------------------------------------------
               American Media Operations Inc.
$    972,577   Term loan, maturing April 1, 2007                   $    976,224

               Journal Register Company
   2,778,757   Term loan, maturing September 30, 2006                 2,716,235

               Liberty Group Operating, Inc.
   1,970,000   Term loan, maturing April 30, 2007                     1,871,500

               Merrill Corporation
     886,966   Term loan, maturing November 15, 2007                    665,224

               Morris Communications Corporation
   3,000,000   Term loan, maturing September 30, 2009                 3,005,625

               R.H. Donnelley Inc.
     941,415   Term loan, maturing December 5, 2005                     939,062
     753,132   Term loan, maturing December 5, 2006                     751,249

               Reiman Publications
   1,831,513   Term loan, maturing November 30, 2005                  1,828,079

               The Sheridan Group, Inc.
     975,347   Term loan, maturing January 30, 2005                     975,263

               Transwestern Publishing Company LLC
     995,000   Term loan, maturing June 27, 2008                        997,073
-------------------------------------------------------------------------------
                                                                   $ 14,725,534
-------------------------------------------------------------------------------

Real Estate -- 5.3%
-------------------------------------------------------------------------------
               125 West 55th Street
$  1,990,476   Term loan, maturing June 9, 2004                    $  1,990,476

               622 Third Ave Company LLC
   2,000,000   Term loan, maturing September 30, 2004                 2,000,000

               AGBRI Octagon
   2,000,000   Term loan, maturing May 31, 2004                       1,990,754

               American Skiing Company Resort Properties, Inc.
     912,857   Term loan, maturing December 31, 2002                    912,857

               AP-Knight LP
   2,500,000   Term loan, maturing December 31, 2004                  2,487,702

               Crescent Real Estate Equities, L.P.
   3,000,000   Term loan, maturing May 31, 2005                       2,988,750

               FFD Development Company, LLC
      80,000   Revolving loan, maturing April 2, 2004                    79,600

               Heritage Property Investment Trust, Inc
   2,000,000   Term loan, maturing March 18, 2004                     2,000,000

               HQ Global Workplaces, Inc.
   1,365,421   Term loan, maturing December 31, 2005                    873,870

               iStar Preferred Holdings LLC
   1,000,000   Term loan, maturing July 20, 2006                        970,000

               iStar Walden
   3,500,000   Term loan, maturing June 30, 2003                      3,395,000

               MeriStar Investment Partners, L.P.
     500,000   Term loan, maturing March 31, 2002                       472,500

               OLY Hightop Parent
   1,902,857   Term loan, maturing March 31, 2006                     1,902,857
-------------------------------------------------------------------------------
                                                                   $ 22,064,366
-------------------------------------------------------------------------------

Restaurants -- 0.4%
-------------------------------------------------------------------------------
               AFC Enterprises Inc
$  1,779,844   Term loan, maturing June 30, 2004                   $  1,779,288
-------------------------------------------------------------------------------
                                                                    $ 1,779,288
-------------------------------------------------------------------------------

Retail - Food & Drug -- 4.6%
-------------------------------------------------------------------------------
               Domino's Inc.
$    505,489   Term loan, maturing December 21, 2006               $    509,556
     507,086   Term loan, maturing December 21, 2007                    511,166

               Duane Reade Inc.
   2,487,500   Term loan, maturing February 15, 2007                  2,482,060

               Fleming Companies, Inc.
   3,077,092   Term loan, maturing July 25, 2004                      3,077,092

               Pathmark Stores, Inc.
   1,000,000   Term loan, maturing July 15, 2007                      1,001,125

               Rite Aid Corporation
$  6,500,000   Term loan, maturing June 27, 2005                   $  6,456,125

               SDM Corporation
     969,956   Term loan, maturing March 30, 2008                       972,911
     969,956   Term loan, maturing March 30, 2009                       972,911

               Winn-Dixie Stores
   2,977,500   Term loan, maturing March 28, 2007                     2,981,686
-------------------------------------------------------------------------------
                                                                   $ 18,964,632
-------------------------------------------------------------------------------

Retail - Specialty -- 2.6%
-------------------------------------------------------------------------------
               Advance Stores Company, Inc.
$  3,500,000   Term loan, maturing November 30, 2007               $  3,497,085

               CSK Auto, Inc.
   3,000,000   Term loan, maturing December 21, 2004                  2,992,500

               Joan Fabrics Corporation
     352,677   Term loan, maturing June 30, 2005                        313,001
     526,191   Term loan, maturing June 30, 2006                        466,994

               Travelcenters of America, Inc.
   3,500,000   Term loan, maturing November 8, 2008                   3,505,835
-------------------------------------------------------------------------------
                                                                   $ 10,775,414
-------------------------------------------------------------------------------

Retail Stores - General Merchandise -- 2.1%
-------------------------------------------------------------------------------
               Ames Merchandising Corporation
$  3,500,000   Term loan, maturing March 31, 2004                  $  3,495,625

               Service Merchandise
   2,500,000   Term loan, maturing April 14, 2004                     2,500,000

               Shopko Stores, Inc.
   2,500,000   Term loan, maturing March 12, 2004                     2,503,125
-------------------------------------------------------------------------------
                                                                   $  8,498,750
-------------------------------------------------------------------------------

Telecommunications - Wireline -- 2.3%
-------------------------------------------------------------------------------
               Alec Holdings, Inc.
$    750,000   Term loan, maturing November 30, 2006               $    733,125
     750,000   Term loan, maturing November 30, 2007                    733,125

               Broadwing Inc.
   4,250,000   Term loan, maturing December 31, 2005                  4,092,903
   1,000,000   Term loan, maturing December 31, 2006                    970,938

               Fairpoint Communications, Inc.
   2,931,472   Term loan, maturing March 31, 2006                     2,850,857
-------------------------------------------------------------------------------
                                                                   $  9,380,948
-------------------------------------------------------------------------------

Telecommunications - Wireless -- 2.3%
-------------------------------------------------------------------------------
               Centennial Cellular Corp.
$  1,200,337   Term loan, maturing November 30, 2006               $  1,097,708
   1,200,253   Term loan, maturing November 30, 2007                  1,097,631

               Nextel Communications, Inc.
   1,000,000   Term loan, maturing March 31, 2009                       885,795

               Rural Cellular Corporation
     710,847   Term loan, maturing April 6, 2008                        690,854
     710,846   Term loan, maturing April 6, 2009                        690,854

               Sygnet Operating Company (Dobson)
     437,569   Term loan, maturing March 31, 2007                       423,130
     312,548   Term loan, maturing December 23, 2007                    301,056

               Western Wireless
   4,500,000   Term loan, maturing September 30, 2008                 4,396,406

               Winstar Communications, Inc.
     348,148   DIP loan, maturing January 31, 2002*                     121,852
-------------------------------------------------------------------------------
                                                                   $  9,705,286
-------------------------------------------------------------------------------

Textiles & Apparel -- 0.6%
-------------------------------------------------------------------------------
               Jo-Ann Stores, Inc.
$  2,500,000   Term loan, maturing April 30, 2005                  $  2,487,500
-------------------------------------------------------------------------------
                                                                   $  2,487,500
-------------------------------------------------------------------------------

Theaters -- 0.4%
-------------------------------------------------------------------------------
               Edwards Megaplex Holdings, LLC
$    954,907   Term loan, maturing August 25, 2006                 $    929,443

               Hollywood Theater Holdings, Inc.
     917,509   Term loan, maturing March 31, 2006                       816,583
-------------------------------------------------------------------------------
                                                                   $  1,746,026
-------------------------------------------------------------------------------

Total Senior, Floating-Rate Loan Interests
  (identified cost $461,015,364)                                   $446,732,442
-------------------------------------------------------------------------------

Corporate Bonds & Notes -- 9.6%

Principal
Amount
(000's Omitted)      Security                                         Value
-------------------------------------------------------------------------------

Aerospace and Defense -- 0.1%
-------------------------------------------------------------------------------
               Alliant Techsystems, Inc.
$        190   8.50%, 5/15/11                                      $    198,550

               Sequa Corp., Sr. Notes
          45   9.00%, 8/1/09                                             42,750
-------------------------------------------------------------------------------
                                                                   $    241,300
-------------------------------------------------------------------------------

Airlines -- 0.6%
-------------------------------------------------------------------------------
               American Airlines
$        895   7.80%, 10/1/06                                      $    877,100

               Dunlop Stand Aero Holdings, Sr. Notes
       1,000   11.875%, 5/15/09                                       1,015,000

               Northwest Airlines, Inc.
         540   8.875%, 6/1/06                                           445,497
-------------------------------------------------------------------------------
                                                                   $  2,337,597
-------------------------------------------------------------------------------

Apparel -- 0.1%
-------------------------------------------------------------------------------
               GAP, Inc.
$        315   8.80%, 12/15/08                                     $    275,960

               William Carter Co., Sr. Sub. Notes
          45   10.875%, 8/15/11(1)                                       48,375
-------------------------------------------------------------------------------
                                                                   $    324,335
-------------------------------------------------------------------------------

Auto and Parts -- 0.2%
-------------------------------------------------------------------------------
               Advance Stores Co., Inc., Sr. Sub Notes
$         85   10.25%, 4/15/08                                     $     86,700

               Collins and Aikman Products, Sr. Notes
         240   10.75%, 12/31/11                                         241,800

               CSK Auto, Inc., Sr. Notes
         420   12.00%, 6/15/06                                          425,250

               Key Plastics, LLC, Jr. Sub Notes
          44   4.00%, 4/26/07                                            44,008

               Key Plastics, LLC Sr. Sub Notes
         118   7.00%, 4/26/07                                           118,465
-------------------------------------------------------------------------------
                                                                   $    916,223
-------------------------------------------------------------------------------

Broadcasting and Cable -- 1.6%
-------------------------------------------------------------------------------
               Adelphia Communications Corp., Sr. Notes
$         35   9.25%, 10/1/02                                      $     35,394
         390   10.25%, 11/1/06                                          399,750

               Belo Corp., Sr. Unsub. Notes
         345   8.00%, 11/1/08                                           352,823

               Charter Communication Holdings, Sr. Notes
       1,500   10.75%, 10/1/09                                        1,590,000

               Echostar Broadband Corp., Sr. Notes
          15   10.375%, 10/1/07                                          15,787

               Echostar DBS Corp., Sr. Notes
         450   9.125%, 1/15/09                                          453,375

               Mediacom Broadband LLC, Sr. Notes
         180   11.00%, 7/15/13                                          198,450

               Mediacom LLC/Capital Corp., Sr. Notes
         960   9.50%, 1/15/13                                         1,000,800

               Pegasus Commerce
       1,000   9.75%, 12/1/06                                           905,000

               Pegasus Sattelite, Sr. Notes
         820   12.375%, 8/1/06                                          807,700

               Sinclair Broadcast Group
         150   9.00%, 7/15/07                                           151,500

               Telewest PLC
       1,000   11.25%, 11/1/08                                          735,000
-------------------------------------------------------------------------------
                                                                   $  6,645,579
-------------------------------------------------------------------------------

Building Materials -- 0.3%
-------------------------------------------------------------------------------
               Resolution Performance, Sr. Sub. Notes
$        110   13.50%, 11/15/10                                    $    120,450

               Ryland Group, Sr. Sub Note
       1,025   9.125%, 6/15/11                                        1,066,000
-------------------------------------------------------------------------------
                                                                   $  1,186,450
-------------------------------------------------------------------------------

Business Services - Miscellaneous -- 0.1%
-------------------------------------------------------------------------------
               Anthony Crane Rentals, Sr. Notes
$        500   10.375%, 8/1/08                                     $     87,500

               Coinmach Corp., Sr. Notes
         500   11.75%, 11/15/05                                         515,000
-------------------------------------------------------------------------------
                                                                   $    602,500
-------------------------------------------------------------------------------

Chemicals -- 0.4%
-------------------------------------------------------------------------------
               Avecia Group, PLC
$        750   11.00%, 7/1/09                                      $    720,000

               Ferro Corp., Sr. Notes
         150   9.125%, 1/1/09                                           154,428

               Hercules, Inc.
          30   11.125%, 11/15/07                                         31,500

               Lyondell Chemical Co.
          60   9.50%, 12/15/08                                           59,700

               Olin Corp., Sr. Notes
         480   9.125%, 12/15/11                                         486,282

               OM Group, Inc., Sr. Sub. Notes
          60   9.25%, 12/15/11                                           61,500
-------------------------------------------------------------------------------
                                                                   $  1,513,410
-------------------------------------------------------------------------------

Coal -- 0.1%
-------------------------------------------------------------------------------
               Luscar Coal Ltd., Sr. Notes
$        300   9.75%, 10/15/11                                     $    312,000
-------------------------------------------------------------------------------
                                                                   $    312,000
-------------------------------------------------------------------------------

Consumer Products -- 0.0%
-------------------------------------------------------------------------------
               Fedders North America
$         45   9.375%, 8/15/07                                     $     33,187

               Revlon Consumer Products, Sr. Notes
         180   12.00%, 12/1/05                                          179,775
-------------------------------------------------------------------------------
                                                                   $    212,962
-------------------------------------------------------------------------------

Consumer Services -- 0.2%
-------------------------------------------------------------------------------
               Stewart Enterprises
$        600   10.75%, 7/1/08                                      $    657,000
-------------------------------------------------------------------------------
                                                                   $    657,000
-------------------------------------------------------------------------------

Drugs -- 0.1%
-------------------------------------------------------------------------------
               Alaris Medical Systems
$        240   11.625%, 12/1/06                                    $    260,400
-------------------------------------------------------------------------------
                                                                   $    260,400
-------------------------------------------------------------------------------

Electronic Components - Semiconductors -- 0.2%
-------------------------------------------------------------------------------
               Chippac International Ltd.
$         30   12.75%, 8/1/09                                      $     27,750

               Fairchild Semiconductor, Sr. Sub Notes
         610   10.50%, 2/1/09                                           651,175
-------------------------------------------------------------------------------
                                                                   $    678,925
-------------------------------------------------------------------------------

Engines -- 0.1%
-------------------------------------------------------------------------------
               Briggs and Stratton Corp.
$        250   8.875%, 3/15/11(1)                                  $    262,500
-------------------------------------------------------------------------------
                                                                   $    262,500
-------------------------------------------------------------------------------

Entertainment -- 0.3%
-------------------------------------------------------------------------------
               Premier Parks, Inc.
$      1,150   9.75%, 6/15/07                                      $  1,173,000

               Premier Parks, Inc., Sr. Notes
          60   9.25%, 4/1/06                                             60,600

               Six Flags, Inc., Sr. Notes
          30   9.50%, 2/1/09                                             30,337
-------------------------------------------------------------------------------
                                                                   $  1,263,937
-------------------------------------------------------------------------------

Environmental Services -- 0.0%
-------------------------------------------------------------------------------
               Allied Waste Industries, Inc.
$        115   10.00%, 8/1/09(1)                                   $    119,025
-------------------------------------------------------------------------------
                                                                   $    119,025
-------------------------------------------------------------------------------

Foods -- 0.2%
-------------------------------------------------------------------------------
               Dean Foods Co., Sr. Notes
$        445   8.15%, 8/1/07                                       $    457,058

               Ingles Markets, Inc., Sr. Sub. Notes
         105   8.875%, 12/1/11                                          103,687

               Smithfield Foods, Inc., Sr. Notes
         180   8.00%, 10/15/09                                          186,300
-------------------------------------------------------------------------------
                                                                   $    747,045
-------------------------------------------------------------------------------

Furniture and Appliances -- 0.1%
-------------------------------------------------------------------------------
               Fedders North America
$        515   9.375%, 8/15/07                                     $    379,813
-------------------------------------------------------------------------------
                                                                   $    379,813
-------------------------------------------------------------------------------

Gaming -- 0.7%
-------------------------------------------------------------------------------
               Anchor Gaming
$      1,500   9.875%, 10/15/08                                    $  1,650,000

               Penn National Gaming, Inc., Sr. Sub Notes
         920   11.125%, 3/1/08                                          975,200

               Wheeling Island Gaming, Sr. Notes
         400   10.125%, 12/15/09                                        408,000
-------------------------------------------------------------------------------
                                                                   $  3,033,200
-------------------------------------------------------------------------------

Household Products -- 0.1%
-------------------------------------------------------------------------------
               Playtex Products, Inc.
$        250   9.375%, 6/1/11                                      $    265,000
-------------------------------------------------------------------------------
                                                                   $    265,000
-------------------------------------------------------------------------------

               Instruments - Controls -- 0.2%
-------------------------------------------------------------------------------
               Wesco Distribution, Inc.
$      1,000   9.125%, 6/1/08                                      $    935,000
-------------------------------------------------------------------------------
                                                                   $    935,000
-------------------------------------------------------------------------------

Instruments - Scientific -- 0.1%
-------------------------------------------------------------------------------
               Fisher Scientific International, Sr. Sub. Notes
$        600   9.00%, 2/1/08                                       $    618,000
-------------------------------------------------------------------------------
                                                                   $    618,000
-------------------------------------------------------------------------------

Lodging and Gaming -- 0.8%
-------------------------------------------------------------------------------
               Ameristar Casinos, Inc.
$        150   10.75%, 2/15/09                                     $    162,750

               Boyd Gaming Corp.
          70   9.25%, 10/1/03                                            71,750

               Hollywood Casino Shreveport, 1st Mtg. Notes
         475   13.00%, 8/1/06                                           451,250

               Hollywood Casino, Sr. Sub. Notes
         290   11.25%, 5/1/07                                           315,013

               Majestic Star Casino, LLC
         740   10.875%, 7/1/06                                          721,500

               Mandalay Resort Group, Sr. Sub. Notes
          60   10.25%, 8/1/07                                            62,550

               MGM Mirage, Inc.
         500   9.75%, 6/1/07                                            526,250
               Sun International Hotels, Sr. Sub. Notes

       1,000   9.00%, 3/15/07                                           967,500
-------------------------------------------------------------------------------
                                                                   $  3,278,563
-------------------------------------------------------------------------------

Machinery -- 0.0%
-------------------------------------------------------------------------------
               Terex Corp., Sr. Sub. Notes
$        150   9.25%, 7/15/11                                      $    150,750
-------------------------------------------------------------------------------
                                                                   $    150,750
-------------------------------------------------------------------------------

Manufacturing -- 0.3%
-------------------------------------------------------------------------------
               Grey Wolf, Inc., Sr. Notes
$         60   8.875%, 7/1/07                                      $     58,800

               Insilco Corp.
       1,000   12.00%, 8/15/07                                          155,000

               Transdigm Inc.
         930   10.375%, 12/1/08                                         906,750
-------------------------------------------------------------------------------
                                                                   $  1,120,550
-------------------------------------------------------------------------------

Medical Services -- 0.1%
-------------------------------------------------------------------------------
               Insight Health Services, Sr. Sub. Notes
$         90   9.875%, 11/1/11                                     $     93,600

               Magellan Health Services, Sr. Notes
         100   9.375%, 11/15/07(1)                                      102,000

               Magellan Health Services, Sr. Sub. Notes
         240   9.00%, 2/15/08                                           214,800
-------------------------------------------------------------------------------
                                                                   $    410,400
-------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 0.3%
-------------------------------------------------------------------------------
               Hanover Equipment Trust
$        190   8.75%, 9/1/11(1)                                    $    197,600

               R&B Falcon Corp.
         500   9.50%, 12/15/08                                          565,169

               SESI, LLC
         555   8.875%, 5/15/11(1)                                       524,475
-------------------------------------------------------------------------------
                                                                   $  1,287,244
-------------------------------------------------------------------------------

Oil and Gas - Exploration and Production -- 0.7%
-------------------------------------------------------------------------------
               Chesapeake Energy Corp.
$      1,000   8.375%, 11/1/08                                     $    992,500

               Comstock Resources, Inc.
         480   11.25%, 5/1/07                                           477,600

               Plains Resources, Inc., Series B
         200   10.25%, 3/15/06                                          203,000

               Western Natural Gas
       1,000   10.00%, 6/15/09                                        1,065,000
-------------------------------------------------------------------------------
                                                                   $  2,738,100
-------------------------------------------------------------------------------

Oil Companies - Integrated -- 0.0%
-------------------------------------------------------------------------------
               Pennzoil-Quaker State, Sr. Notes
$        120   10.00%, 11/1/08                                     $    126,000
-------------------------------------------------------------------------------
                                                                   $    126,000
-------------------------------------------------------------------------------

Paper and Forest Products -- 0.1%
-------------------------------------------------------------------------------
               Bowater Canada Finance
$        300   7.95%, 11/15/11                                     $    308,157
-------------------------------------------------------------------------------
                                                                   $    308,157
-------------------------------------------------------------------------------

Printing and Business Products -- 0.2%
-------------------------------------------------------------------------------
               MDC Communications Corp., Sr. Sub. Notes
$      1,250   10.50%, 12/1/06                                     $    918,750
-------------------------------------------------------------------------------
                                                                   $    918,750
-------------------------------------------------------------------------------

Printing or Publishing - Diversification -- 0.2%
-------------------------------------------------------------------------------
               Von Hoffman Press, Inc., Sr. Sub. Notes
$        750   10.875%, 5/15/07                                    $    678,750
-------------------------------------------------------------------------------
                                                                   $    678,750
-------------------------------------------------------------------------------

Publishing -- 0.0%
-------------------------------------------------------------------------------
               Hollinger International Publications, Inc.
$         85   9.25%, 3/15/07                                      $     84,681
-------------------------------------------------------------------------------
                                                                   $     84,681
-------------------------------------------------------------------------------

REITS -- 0.1%
-------------------------------------------------------------------------------
               Felcor Lodging L.P., Sr. Sub Notes
$        187   8.50%, 6/1/11                                       $    180,455

               Host Marriott L.P., Sr. Notes
         375   9.50%, 1/15/07                                           377,344
-------------------------------------------------------------------------------
                                                                   $    557,799
-------------------------------------------------------------------------------

Restaurants -- 0.1%
-------------------------------------------------------------------------------
               AFC Enterprises, Inc., Sr. Sub Notes
$        510   10.25%, 5/15/07                                     $    540,600

               Sbarro, Inc.
          30   11.00%, 9/15/09                                           28,950
-------------------------------------------------------------------------------
                                                                   $    569,550
-------------------------------------------------------------------------------

Retail - Food and Drug -- 0.1%
-------------------------------------------------------------------------------
               Pantry, Inc., Sr. Sub. Notes
$        600   10.25%, 10/15/07                                    $    592,500
-------------------------------------------------------------------------------
                                                                   $    592,500
-------------------------------------------------------------------------------

Retail - General -- 0.2%
-------------------------------------------------------------------------------
               Kindercare Learning Centers, Inc., Sr. Sub. Notes
$      1,000   9.50%, 2/15/09                                      $    960,000
-------------------------------------------------------------------------------
                                                                   $    960,000
-------------------------------------------------------------------------------

Semiconductor Equipment & Products -- 0.1%
-------------------------------------------------------------------------------
               Amkor Technologies, Inc., Sr. Notes
$        165   9.25%, 5/1/06                                       $    158,400
         225   9.25%, 2/15/08(1)                                        213,750
-------------------------------------------------------------------------------
                                                                   $    372,150
-------------------------------------------------------------------------------

Telecommunications - Services -- 0.0%
-------------------------------------------------------------------------------
               Telewest Communication PLC, Debs.
$        225   11.00%, 10/1/07                                     $    163,125
-------------------------------------------------------------------------------
                                                                   $    163,125
-------------------------------------------------------------------------------

Transportation -- 0.1%
-------------------------------------------------------------------------------
               Pacer International, Inc.
$        555   11.75%, 6/1/07                                      $    446,775
-------------------------------------------------------------------------------
                                                                   $    446,775
-------------------------------------------------------------------------------

Utilities -- 0.0%
-------------------------------------------------------------------------------
               AES Corp., Sr. Notes
$        205   8.75%, 12/15/02                                     $    202,950
-------------------------------------------------------------------------------
                                                                   $    202,950
-------------------------------------------------------------------------------

Wireless Communication Services -- 0.2%
-------------------------------------------------------------------------------
               Dobson/Signet Communications Corp.
$        625   12.25%, 12/15/08                                    $    671,875

               Ubiquitel Operating Co.
         150   14.00%, 4/15/10                                           81,000
-------------------------------------------------------------------------------
                                                                   $    752,875
-------------------------------------------------------------------------------

Wireless Equipment -- 0.1%
-------------------------------------------------------------------------------
               SBA Communication Corp., Sr. Note
$        265   10.25%, 2/1/09                                      $    227,900

               Spectrasite Holdings, Inc., Sr. Notes
          30   10.75%, 3/15/10                                           14,850
-------------------------------------------------------------------------------
                                                                   $    242,750
-------------------------------------------------------------------------------

Wireline Communication Services -
North America -- 0.1%
-------------------------------------------------------------------------------
               Metromedia Fiber Network, Sr. Notes
$        500   10.00%, 11/15/08                                    $    147,500
         500   10.00%, 12/15/09                                         147,500
-------------------------------------------------------------------------------
                                                                   $    295,000
-------------------------------------------------------------------------------

Total Corporate Bonds & Notes
  (identified cost $42,045,164)                                    $ 39,769,620
-------------------------------------------------------------------------------

Stocks and Warrants -- 1.6%

Shares/Rights        Security                                         Value
-------------------------------------------------------------------------------
      11,403   American Marketing Industries Holdings, Inc.*       $          0
       4,887   American Marketing Industries Holdings, Inc.*                  0
      11,403   American Marketing Industries Holdings, Inc.*                  0
      32,537   Carlyle-Key Partners*                                     32,537
       2,992   Enviromental Systems Products Common Stock*                    0
         509   Enviromental Systems Products Preferred Stock*             5,770
       3,144   Exide Corp., Warrants*                                         0
      90,043   IHDG Realty, Inc.*                                             0
      90,043   Imperial Home Decor Group*                                     0
           9   Kac Mezz Holdings, Class A, Warrants*                          0
           8   Kac Mezz Holdings, Class B, Warrants*                          0
          15   Key Plastics Holdings, Inc.*                              15,231
         163   Tokheim Corp.*                                                 0
      11,086   Tokheim Corp. Warrants*                                        0
     925,000   Van Kampen Senior Income Trust                         6,549,000
-------------------------------------------------------------------------------
Total Common Stocks and Warrants
  (identified cost, $7,127,545)                                    $  6,602,538
-------------------------------------------------------------------------------
Commercial Paper -- 1.4%

Principal
Amount
(000's Omitted)      Security                                          Value
-------------------------------------------------------------------------------

               General Electric Capital Corp.
$      5,768   1.78%, 1/2/02                                       $  5,767,715
-------------------------------------------------------------------------------

                                                                   $  5,767,715
-------------------------------------------------------------------------------

Total Commercial Paper
  (identified cost $5,767,715)                                     $  5,767,715
-------------------------------------------------------------------------------

Total Investments -- 120.4%
  (identified cost $515,955,788)                                   $498,872,315
-------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (20.4%)                          $(84,652,091)
-------------------------------------------------------------------------------

Net Assets -- 100%                                                 $414,220,224
-------------------------------------------------------------------------------

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating rate interests will have an expected average life of approximately two to four years.
  * Non-income producing security.
Note: At December 31, 2001, the Trust had unfunded commitments amounting to $7,038,097 under various credit agreements.

                      See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2001

ASSETS
-------------------------------------------------------------------------------

Investments, at value
  (identified cost, $515,955,788)                                  $498,872,315
Cash                                                                  9,203,552
Receivable for investments sold                                          90,334
Dividends and interest receivable                                     3,298,268
Prepaid expenses                                                         57,376
-------------------------------------------------------------------------------
Total assets                                                       $511,521,845
-------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------
Amounts due under commercial paper program                         $ 95,000,000
Dividends payable                                                     1,797,399
Miscellaneous liabilities                                               153,316
Payable to affiliate for Trustees' fees                                   5,290
Accrued expenses:
  Interest                                                              178,664
  Operating expenses                                                    166,952
-------------------------------------------------------------------------------
Total liabilities                                                  $ 97,301,621
-------------------------------------------------------------------------------
Net Assets                                                         $414,220,224
-------------------------------------------------------------------------------

SOURCES OF NET ASSETS
-------------------------------------------------------------------------------
Auction Preferred Shares, $0.01 par value; unlimited
  number of shares authorized, 4,400 shares issued and
  outstanding at $25,000 per share                                 $110,000,000
Common  Shares, $0.01 par value; unlimited number of
  shares authorized, 35,948,079 shares issued and outstanding           359,481
Additional paid-in capital                                          356,878,145
Accumulated net realized loss (computed on the basis of
  identified cost)                                                  (36,150,357
Accumulated undistributed net investment income                         216,428
Net unrealized depreciation (computed on the basis of
  identified cost)                                                  (17,083,473)
-------------------------------------------------------------------------------
Net Assets                                                         $414,220,224
-------------------------------------------------------------------------------

Net assets applicable to preferred shareholders --
Auction Preferred Shares at liquidation value                      $110,000,000
Cumulative undeclared dividends                                          31,040
-------------------------------------------------------------------------------
Total net assets                                                   $110,031,040
-------------------------------------------------------------------------------
Net assets applicable to common shareholders                       $304,189,184
-------------------------------------------------------------------------------
Total net assets                                                   $414,220,224
-------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE
-------------------------------------------------------------------------------
($304,189,184 / 35,948,079 common shares
  issued and outstanding)                                               $  8.46
-------------------------------------------------------------------------------

                      See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2001

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                           $ 18,687,686
Dividends                                                               244,873
Facility fees earned                                                     33,973
Miscellaneous                                                            41,551
-------------------------------------------------------------------------------
Total investment income                                            $ 19,008,083
-------------------------------------------------------------------------------

EXPENSES
-------------------------------------------------------------------------------
Investment adviser fee                                             $  2,225,300
Administration fee                                                      654,033
Trustees' fees and expenses                                              10,436
Interest                                                              1,637,062
Preferred shares remarketing agent fee                                  138,629
Legal and accounting services                                           104,012
Custodian fee                                                            69,839
Printing and postage                                                     54,133
Loan program structuring expense                                         44,407
Transfer and dividend disbursing agent fees                              28,042
Registration fees                                                        20,590
Miscellaneous                                                           187,207
-------------------------------------------------------------------------------
Total expenses                                                     $  5,173,690
-------------------------------------------------------------------------------
Net investment income                                              $ 13,834,393
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED
  GAIN (LOSS)
-------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                  $(16,114,219)
-------------------------------------------------------------------------------
Net realized loss                                                  $(16,114,219)
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                              $  4,075,804
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $  4,075,804
-------------------------------------------------------------------------------
Net realized and unrealized loss                                   $(12,038,415
-------------------------------------------------------------------------------
Net increase in net assets from operations                         $  1,795,978
-------------------------------------------------------------------------------

                      See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                         SIX MONTHS ENDED            YEAR ENDED
IN NET ASSETS                                               DECEMBER 31, 2001           JUNE 30, 2001
---------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                         $ 13,834,393                $ 31,119,007
  Net realized loss                                              (16,114,219)                (18,671,667)
  Net change in unrealized appreciation (depreciation)             4,075,804                 (13,758,281)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations           $  1,795,978                $ (1,310,941)
---------------------------------------------------------------------------------------------------------
Distributions to shareholders --
  Preferred Shareholders --
    From net investment income                                  $ (1,713,602)               $       --
  Common Shareholders --
    From net investment income                                   (14,227,842)                (31,484,729)
---------------------------------------------------------------------------------------------------------
Total distributions to shareholders                             $(15,941,444)               $(31,484,729)
---------------------------------------------------------------------------------------------------------
Capital share transactions --
  Proceeds from sale of preferred shares                        $       --                  $110,000,000
  Reinvestment of distributions to shareholders                      721,050                   1,875,187
  Offering costs and preferred shares underwriting
    discounts                                                           --                    (1,237,500)
---------------------------------------------------------------------------------------------------------
Net increase in net assets from capital share transactions      $    721,050                $110,637,687
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                           $(13,424,416)               $ 77,842,017
---------------------------------------------------------------------------------------------------------

NET ASSETS
---------------------------------------------------------------------------------------------------------
At beginning of period                                          $427,644,640                $349,802,623
---------------------------------------------------------------------------------------------------------
At end of period                                                $414,220,224                $427,644,640
---------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME
INCLUDED IN NET ASSETS
---------------------------------------------------------------------------------------------------------
At end of period                                                $    216,428                $  2,390,529
---------------------------------------------------------------------------------------------------------

                                    See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CASH FLOWS

                                                              Six Months Ended
Increase (Decrease) in Cash                                   December 31, 2001
--------------------------------------------------------------------------------
Cash Flows From (Used For) Operating Activities --
  Purchases of loan interests and corporate bonds                 $(158,797,288)
  Proceeds from sales and principal repayments                      139,055,222
  Interest and dividends received                                    18,792,418
  Miscellaneous income received                                          41,551
  Interest paid                                                      (1,944,054)
  Operating expenses paid                                            (3,703,721)
  Net increase in short-term investments                             (5,767,715)
--------------------------------------------------------------------------------
Net cash used for operating activities                            $ (12,323,587)
--------------------------------------------------------------------------------
Cash Flows From (Used For) Financing Activities --
  Cash distributions paid (excluding reinvestments of $721,050)   $ (13,422,995)
  Net increase in amounts due under commercial paper program         24,000,000
--------------------------------------------------------------------------------
Net cash from financing activities                                $  10,577,005
--------------------------------------------------------------------------------
Net decrease in cash                                              $  (1,746,582)
--------------------------------------------------------------------------------
Cash at beginning of period                                       $  10,950,134
--------------------------------------------------------------------------------
Cash at end of period                                             $   9,203,552
--------------------------------------------------------------------------------
RECONCILIATION OF NET INCREASE IN NET ASSETS
FROM OPERATIONS TO NET CASH USED FOR
OPERATING ACTIVITIES
--------------------------------------------------------------------------------
Net increase in net assets from operations                        $   1,795,978
Increase in receivable for investments sold                             (81,486)
Decrease in dividends and interest receivable                           361,521
Decrease in prepaid expenses                                              6,659
Increase in deferred facility fee income                                (33,973)
Increase in miscellaneous liability                                       3,750
Decrease in payable to affiliate                                           (145)
Decrease in accrued expenses                                           (480,599)
Net increase in investments                                         (13,895,292)
--------------------------------------------------------------------------------
Net cash used for operating activities                            $ (12,323,587)
--------------------------------------------------------------------------------

                      See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

Selected data for a common share outstanding during periods stated

                                                                                           Year Ended June 30,
                                             Six Months Ended           --------------------------------------------------------
                                             December 31, 2001(1)(2)     2001                  2000                  1999(1)(3)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
  period (Common Shares)                       $  8.860                 $  9.810              $ 10.090              $ 10.000
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                          $  0.385                 $  0.872              $  0.868              $  0.539
Net realized and unrealized gain (loss)          (0.341)                  (0.908)               (0.271)                0.036
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations            $  0.044                 $ (0.036)             $  0.597              $  0.575
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------------
Preferred Shareholders --
  From net investment income                   $ (0.048)                $     --              $     --              $     --
Common Shareholders --
  From net investment income                     (0.396)                  (0.882)               (0.877)               (0.465)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                            $ (0.444)                $ (0.882)             $ (0.877)             $ (0.465)
--------------------------------------------------------------------------------------------------------------------------------
Preferred and Common shares offering
  costs charged to paid-in capital             $     --                 $ (0.001)             $     --              $ (0.020)
--------------------------------------------------------------------------------------------------------------------------------
Preferred Shares underwriting discounts        $     --                 $ (0.031)                $  --              $     --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End of period
  (Common Shares)                              $  8.460                 $  8.860              $  9.810              $ 10.090
--------------------------------------------------------------------------------------------------------------------------------
Market value -- End of period (Common
  Shares)                                      $  7.860                 $  8.940              $  9.313              $ 10.000
--------------------------------------------------------------------------------------------------------------------------------
Total Return(4)                                   (7.72)%                   5.65%                 2.00%                 4.93%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+,++
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)      $414,220                 $427,645              $349,803              $359,705

Ratios (As a percentage of net assets
  attributable to common shares):
  Net expenses(5)                                  2.26%(6)                 1.89%                 1.84%                 1.65%(6)
  Interest expense                                 1.04%(6)                 2.50%                 2.41%                 2.02%(6)
  Total expenses(5)                                3.30%(6)                 4.39%                 4.25%                 3.67%(6)
  Net investment income(5)                         8.82%(6)                 9.37%                 8.73%                 8.17%(6)
Portfolio Turnover                                   28%                      37%                   63%                   27%
--------------------------------------------------------------------------------------------------------------------------------

 + The operating expenses of the Trust may reflect a reduction of the investment adviser fee and the administration fee. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of net assets
  attributable to common shares):
  Expenses                                                                                                              1.97%(6)
  Interest expense                                                                                                      2.02%(6)
  Net investment income                                                                                                 7.85%(6)
  Net investment income per share                                                                                   $  0.518

++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets, including amounts related to preferred shares since the initial offering of the preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
  Net expenses(5)                                  1.67%                    1.88%
  Interest expense                                 0.77%                    2.50%
  Total expenses(5)                                2.44%                    4.38%
  Net investment income(5)                         6.52%                    9.33%
--------------------------------------------------------------------------------------------

Senior Securities:
  Total preferred shares outstanding           $  4,400                 $  4,400
  Asset coverage per preferred shares(7)       $ 94,141                 $ 97,192
  Involuntary liquidation preferred
    per preferred share(8)                     $ 25,000                 $ 25,000
  Approximate market value per
    preferred share(8)                         $ 25,000                 $ 25,000
--------------------------------------------------------------------------------------------
(1)  Net investment income per share was computed using average common shares outstanding.
(2)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended December
     31, 2001 was to increase net investment income per share by $.001, increase net realized and unrealized losses per share by
     $.001, and increase the ratio of net investment income to total average net assets from 6.51% to 6.52%. Per share data and ratios for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.
(3)  For the period from the start of business, October 30, 1998, to June 30, 1999.
(4)  Total return is calculated assuming a purchase at market value on the first day and a sale at the market value on the last day of the period reported. Dividends and distributions, if any, are assumed reinvested on the reinvestment date. Total return is not computed on an annualized basis.
(5)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leverage capital structure.
(6)  Annualized.
(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
(8)  Plus accumulated and unpaid dividends.

                                              See notes to financial statements.

Eaton Vance Senior Income Trust as of December 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Eaton Vance Senior Income Trust (the Trust) is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a non-diversified closed-end management investment company. The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital, by investing primarily in senior, secured floating rate loans. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

  Certain prior year amounts have been reclassified for presentation purposes.

  A Investment Valuation -- The Trust's investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed liquid because reliable market quotations are readily available for them. Liquid loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Trust's investment adviser, Eaton Vance Management (EVM), under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on evaluations of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan and interests in similar loans and the market environment and investor attitudes towards the Senior Loan and interests in similar loans;
  (v) the reputation and financial condition of the agent and any intermediate participant in the loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps is determined by changes in the relationship between two rates of interest. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Trust was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Trust was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Facility fees received are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Effective July 1, 2001 the Trust adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Trust began accreting market discounts and premiums on debt securities effective July 1, 2001. The cumulative effect of this accounting change had no impact on the total net assets, but resulted in a $67,050 reduction in cost of securities and a corresponding $67,050 increase in unrealized appreciation, based on securities held by the Trust on December 31, 2001.

  The effect of this change for the six months ended December 31, 2001 was to increase net investment income by $17,041, increase net realized gain by $35,292 and decrease net unrealized appreciation by $52,333.

  The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect these changes in policy.

  C Federal Taxes -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At June 30, 2001, the Trust, for federal income tax purposes, had a capital loss carryover of $1,925,241, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders that would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryover will expire on June 30, 2009.

  D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust maintains with IBT. All significant credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  E Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  F Offering Costs -- Costs incurred by the Trust in connection with the initial offering of Trust shares were recorded as a reduction of paid-in capital.

  G Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities sold are determined on the basis of identified cost.

2 Auction Preferred Shares (APS)
-------------------------------------------------------------------------------
  The Trust issued 2,200 shares of Auction Preferred Shares Series A and 2,200 shares of Auction Preferred Shares Series B on June 27, 2001 in a public offering. The underwriting discount and other offering costs were recorded as a reduction to paid in capital. Dividends on the APS, which accrue daily, are paid cumulative at a rate which was established at the offering of the APS and have been reset every 7 days thereafter by an auction. Dividend rates at December 31, 2001 were 1.94% and 2.17% for Series A and Series B Shares, respectively. Series A and Series B are identical in all respects except for the dates of reset for the dividend rates.

  The APS are redeemable at the option of the Trust, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws. The Trust pays annual fees equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

3 Distributions to Shareholders
-------------------------------------------------------------------------------
  The Trust intends to make monthly distributions to common shareholders of net investment income, after payment of any dividends on any outstanding preferred shares. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on December 31, 2001 was 1.94% and 2.17%, for Series A and Series B Shares, respectively. For the six months ended December 31, 2001, the Trust paid dividends to Auction Preferred shareholders amounting to $856,988 and $856,614 for Series A and Series B Shares, respectively, representing an average APS dividend rate for such period of 3.02% and 2.99%, respectively.

4 Common Shares of Beneficial Interest
-------------------------------------------------------------------------------
  The agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

                                        SIX MONTHS ENDED      YEAR ENDED
                                        DECEMBER 31, 2001     JUNE 30, 2001
  -------------------------------------------------------------------------
  Issued to shareholders electing to
    receive payments of distributions
    in Fund common shares               81,797                206,282
  -------------------------------------------------------------------------
  Net increase                          81,797                206,282
  -------------------------------------------------------------------------

5 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------------------------------------------
  The investment adviser fee, computed at a monthly rate of 17/240 of 1% (0.85% annually) of the Trust's average weekly gross assets, was earned by EVM as compensation for management and investment advisory services rendered to the Trust. For the six months ended December 31, 2001, the fee was equivalent to 0.85% of the Trust's average daily gross assets and amounted to $2,225,300. Except for Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. EVM also serves as the administrator of the Trust. An administration fee, computed at the monthly rate of 1/48 of 1% (0.25% annually) of the average weekly gross assets of the Trust, is paid to EVM for managing and administering business affairs of the Trust. For the six months ended December 31, 2001, the fee was equivalent to 0.25% of the Trust's average daily gross assets for such period and amounted to $654,033.

  Certain officers and Trustees of the Trust are officers of the above organization.

  During the six months ended December 31, 2001, the Trust engaged in purchase transactions with other funds that also utilize EVM, or an affiliate of EVM, as an investment adviser. These purchase transactions complied with Rule 17-a7 under the Investment Company Act of 1940 and amounted to $10,000,000.

6 Investment Transactions
-------------------------------------------------------------------------------
  The Trust invests primarily in Senior Loans. The ability of the issuers of the Senior Loans held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans and corporate bonds aggregated $158,797,288 and $139,136,709, respectively, for the six months ended December 31, 2001.

7 Short-Term Debt and Credit Agreements
-------------------------------------------------------------------------------
  The Trust has entered into a revolving credit agreement that will allow the Trust to borrow $120 million (reduced from $178 million on June 27, 2001) to support the issuance of commercial paper and to permit the Trust to invest in accordance with its investment practices. Interest is charged under the revolving credit agreement at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate or federal funds effective rate. Interest expense includes a commitment fee of approximately $93,000 which is computed at the annual rate of 0.15% on the unused portion of the revolving credit agreement. There were no significant borrowings under this agreement during the period. As of December 31, 2001, the Trust had commercial paper outstanding of $95,000,000, at an interest rate of 2.01%. Maximum and average borrowings for the six months ended December 31, 2001 were $110,000,000 and $99,000,000, respectively, and the average interest rate was 3.15%.

8 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2001, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                               $515,955,788
  --------------------------------------------------------------------------
  Gross unrealized appreciation                                $  1,881,080
  Gross unrealized depreciation                                 (18,964,553)
  --------------------------------------------------------------------------
  Net unrealized depreciation                                  $(17,083,473)
  --------------------------------------------------------------------------

9 Annual Meeting of Shareholders (Unaudited)
--------------------------------------------------------------------------------
  The Trust held its Annual Meeting of Shareholders on October 26, 2001. 35,948,079 common shares and 4,400 Auction Preferred Shares (APS) were outstanding on August 29, 2001, the record date for the shares eligible to vote at the meeting. 33,324,729 common shares (92.702% of the record date common shares) and 4,071 APS shares (92.522% of the record date APS shares) were represented at the meeting. The following action was taken by the shareholders:

  Item 1: The election of Lynn A. Stout and Jack L. Treynor as Trustees of the
  Trust:

                                                Number of Shares
                                         ----------------------------
  Nominees for Trustee                       For             Withheld
  -------------------------------------------------------------------
  Lynn A. Stout                          33,002,344           326,456
  Jack L. Treynor                        32,989,127           339,673

Eaton Vance Senior Income Trust as of December 31, 2001

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders of
Eaton Vance Senior Income Trust
-------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance Senior Income Trust (the Trust) as of December 31, 2001, and the related statements of operations and cash flows for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended June 30, 2001, and the financial highlights for the six months then ended, for each of the two years ended June 30, 2001 and for the period from October 30, 1998 (start of business) to June 30, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and Senior Loans owned at December 31, 2001 by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of Eaton Vance Senior Income Trust as of December 31, 2001, the results of its operations and its cash flows for the six months then ended, the changes in its net assets for the six months then ended and for the year ended June 30, 2001 and its financial highlights for the six months then ended, for each of the two years ended June 30, 2001 and for the period from October 30, 1998 (start of business) to June 30, 1999, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 15, 2002

Eaton Vance Senior Income Trust

DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, PFPC Global Fund Services or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Global Fund Services, at 1-800-331-1710.

Eaton Vance Senior Income Trust

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

-------------------------------------------------------------------------------

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

-------------------------------------------------------------------------------

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                                        --------------------------------------
                                        Please print exact name on account:

                                        --------------------------------------
                                        Shareholder signature          Date

                                        --------------------------------------
                                        Shareholder signature          Date

                                        Please sign exactly as your common
                                        shares are registered. All persons
                                        whose names appear on the share
                                        certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THE AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING
ADDRESS:
                              Eaton Vance Senior Income Trust
                              c/o PFPC Global Fund Services
                              P.O. Box 8030
                              Boston, MA 02266-8030
                              800-331-1710
-------------------------------------------------------------------------------

NUMBER OF EMPLOYEES
The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS
As of December 31, 2001, our records indicate that there were 333 registered shareholders for and approximately 16,682 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:
        Eaton Vance Distributors, Inc.
        The Eaton Vance Building
        255 State Street
        Boston, MA 02109
        1-800-225-6265

NEW YORK STOCK EXHANGE SYMBOL
The New York Stock Exchange Symbol is EVF

Eaton Vance Senior Income Trust as of December 31, 2001

INVESTMENT MANAGEMENT

Eaton Vance Senior Income Trust

Officers                        Trustees

JAMES B. HAWKES                 JESSICA M. BIBLIOWICZ
President, Chief Executive      President and Chief Executive Officer,
Officer and Trustee             National Financial Partners

SCOTT H. PAGE                   DONALD R. DWIGHT
Vice President and              President, Dwight Partners, Inc.
Co-Portfolio Manager

                                SAMUEL L. HAYES, III
PAYSON F. SWAFFIELD             Jacob H. Schiff Professor of Investment
Vice President and              Banking Emeritus, Harvard University
Co-Portfolio Manager            Graduate School of Business Administration

JOHN P. REDDING                 NORTON H. REAMER
Vice President and              Chairman and Chief Operating Officer,
Co-Portfolio Manager            Hellman, Jordan Management Co., Inc.
                                President, Unicorn Corporation

MICHAEL W. WEILHEIMER
Vice President                  LYNN A. STOUT
                                Professor of Law,
                                UCLA School of Law
JAMES L. O'CONNOR
Treasurer
                                JACK L. TREYNOR
                                Investment Adviser and Consultant
ALAN R. DYNNER
Secretary

INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE SENIOR INCOME TRUST EATON VANCE MANAGEMENT
THE EATON VANCE BUILDING
255 State Street
Boston, MA 02109

CUSTODIAN
INVESTORS BANK & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
PFPC, INC.
Attn: Eaton Vance Senior Income Trust
P.O. Box 8030
Boston, MA 02266-8030
(800) 331-1710

INDEPENDENT AUDITORS
DELOITTE & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022


-------------------------------------------------------------------------------
                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

  The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

  o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

  o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

  o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122
-------------------------------------------------------------------------------

EATON VANCE SENIOR INCOME TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

171-2/02                                                                 SITSRC